Accounts Receivable - net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Trade receivables USD ($)	Dec. 31, 2011 Trade receivables USD ($)	Dec. 31, 2012 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2011 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2012 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2011 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2012 Other receivables USD ($)	Dec. 31, 2011 Other receivables USD ($)	Dec. 31, 2012 Accounts aged more than two years	Dec. 31, 2012 Accounts receivable aged between one year and two years	Dec. 31, 2011 Accounts receivable aged between one year and two years	Dec. 31, 2012 Accounts receivable aged less than one year	Dec. 31, 2011 Accounts receivable aged less than one year
Accounts Receivable - net
Accounts receivable, gross				$ 25,605,726	$ 20,779,992
Allowance for doubtful accounts				(2,935,659)	(3,927,914)
Total accounts receivable	23,440,135		17,834,407	22,670,067	16,852,078	22,065,143	16,025,464	604,924	826,614	770,068	982,329
Carrying value of accounts receivable pledged as collateral for a bank loan	$ 5,600,000	35,000,000
Percentage allowance for accounts receivable												100.00%	48.50%	55.00%	4.00%	6.00%